OTHER (INCOME) EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Losses from associates and joint ventures	$ 412	$ 31
Other investment income	(50)	(46)
Total other expense (income)	$ 362	$ (15)